INVENTORIES, NET	12 Months Ended
Dec. 31, 2023
INVENTORIES, NET
INVENTORIES, NET

3. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	97,266	49,395
Work in process	130,536	75,389
Finished goods	794,121	477,904
Inventories, net	1,021,923	602,688

During the years ended December 31, 2021, 2022 and 2023, the Group recorded a provision for the excess and obsolete inventories amounting to RMB51,336, RMB39,551 and RMB51,672 respectively.